Revenue (Tables)	12 Months Ended
Jan. 31, 2018
Revenue [abstract]
Disclosure of detailed information about revenue

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Analysis of revenue by category:
Licensing agreements	25,109	2,304	—
Research collaboration agreement	310	—	—
	25,419	2,304	—

Disclosure of revenue from contracts with customers

	Year ended January 31, 2018	Year ended January 31, 2017	Year ended January 31, 2016
	£000	£000	£000
Analysis of revenue by geography:
United States	25,067	2,304	—
Latin America	42	—	—
Europe	310	—	—
	25,419	2,304	—